CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands		Equity attributable to owners of parent	Subscribed capital	Capital Reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2015		€ 61,469	€ 3,720	€ 75,671	€ (17,684)	€ (238)		€ 61,469
Establishment of subsidiary with non-controlling interests							€ 113	113
Loss for the period		(11,287)			(11,287)		(26)	(11,313)	[1]
Net changes in fair value of available for sale financial assets		50				50		50
Foreign currency translation		1,061				1,061		1,061
Equity-settled share-based payment transaction in relation to the establishment of a subsidiary with non-controlling interest		156		156				156
Balance at the end at Dec. 31, 2016	[1]	51,449	3,720	75,827	(28,971)	873	87	51,536
Loss for the period		(8,538)			(8,538)		(16)	(8,554)	[1],[2]
Net changes in fair value of available for sale financial assets		37				37		37
Foreign currency translation		470				470		470
Deferred tax		14		14				14
Equity-settled share-based payment transaction in relation to the establishment of a subsidiary with non-controlling interest		386		386				386
Balance at the end (IFRS 15-Revenue from Contracts with Customers) at Dec. 31, 2017		(100)			(100)			(100)
Balance at the end (IFRS 9-Financial Instruments) at Dec. 31, 2017		(63)			(63)			(63)
Balance at the end at Dec. 31, 2017	[1],[2]		3,720	76,227	(37,509)	1,380	71	43,889
Adjusted balance		43,655	3,720	76,227	(37,672)	1,380	71	43,726
Loss for the period | Previously stated								(8,835)
Loss for the period | IFRS 15-Revenue from Contracts with Customers								(71)
Loss for the period		(8,728)			(8,728)		(36)	(8,764)
Net changes in fair value of available for sale financial assets		(119)				(119)		(119)
Foreign currency translation		(60)				(60)		(60)
Capital increase		11,088	1,116	9,972				11,088
Deferred tax		0						0
Equity-settled share-based payment transaction in relation to the establishment of a subsidiary with non-controlling interest		604		604				604
Balance at the end (Previously stated) at Dec. 31, 2018								46,494
Balance at the end (IFRS 15-Revenue from Contracts with Customers) at Dec. 31, 2018								19
Balance at the end at Dec. 31, 2018		€ 46,440	€ 4,836	€ 86,803	€ (46,400)	€ 1,201	€ 35	€ 46,475

[1]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.
[2]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.